Elfun International Equity Fund Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.8%†
Australia – 1.8%
BHP Group PLC	158,601	$3,385,871	(a	)
Belgium – 1.6%
Anheuser-Busch InBev S.A.	31,885	3,038,809	(a	)
Brazil – 1.1%
Itau Unibanco Holding S.A. ADR	239,618	2,015,187
Canada – 1.1%
Brookfield Asset Management Inc., Class A	38,209	2,030,214	(a	)
China – 0.5%
New Oriental Education & Technology Group Inc. ADR	8,508	942,346	(b	)
France – 15.7%
Air Liquide S.A.	34,043	4,847,046
Airbus SE	28,496	3,703,107
AXA S.A.	142,103	3,629,791
BNP Paribas S.A.	70,805	3,448,149
Safran S.A.	33,252	5,236,504
Schneider Electric SE	52,930	4,645,194
Vivendi S.A.	134,495	3,692,054
		29,201,845
Germany – 4.8%
Fresenius SE & Company KGaA	17,915	837,780	(a	)
HeidelbergCement AG	42,248	3,054,617	(a	)
SAP SE	42,195	4,962,586	(a	)
		8,854,983
Hong Kong – 2.9%
AIA Group Ltd.	577,567	5,455,626
India – 1.1%
ICICI Bank Ltd.	325,022	1,989,056
Ireland – 2.1%
Kerry Group PLC, Class A	32,727	3,828,354
Japan – 29.8%
Daikin Industries Ltd.	29,300	3,844,312
Disco Corp.	15,100	2,858,626
FANUC Corp.	13,600	2,559,556
Hoya Corp.	67,900	5,540,690
Kao Corp.	44,900	3,316,970
Keyence Corp.	7,000	4,333,102
Komatsu Ltd.	128,200	2,935,878
Mitsubishi UFJ Financial Group Inc.	731,700	3,712,832
Mitsui Fudosan Company Ltd.	137,318	3,403,885
Murata Manufacturing Company Ltd.	68,991	3,309,908
Nidec Corp.	25,100	3,372,214
Secom Company Ltd.	32,200	2,937,105
Shiseido Company Ltd.	58,800	4,694,751
SoftBank Group Corp.	57,702	2,263,766
Subaru Corp.	45,300	1,274,226

Other Information:

	Number of Shares	Fair Value
Suzuki Motor Corp.	53,300	$2,262,198
Tokio Marine Holdings Inc.	54,998	2,940,860
		55,560,879
Netherlands – 4.2%
ASML Holding N.V.	18,588	4,605,138
ING Groep N.V.	308,024	3,225,098
		7,830,236
Norway – 1.8%
Equinor ASA	177,580	3,382,169
Portugal – 1.6%
Galp Energia SGPS S.A.	203,204	3,062,693	(a	)
Sweden – 3.1%
Assa Abloy AB, Class B	188,770	4,206,558
Hexagon AB, Class B	31,075	1,499,997
		5,706,555
Switzerland – 13.0%
Givaudan S.A.	1,116	3,115,824	(a	)
Nestle S.A.	76,379	8,293,956	(a	)
Novartis AG	75,776	6,576,398	(a	)
Roche Holding AG	21,385	6,229,026	(a	)
		24,215,204
Taiwan – 1.2%
Taiwan Semiconductor Manufacturing Company Ltd.	243,900	2,138,336
United Kingdom – 10.4%
AstraZeneca PLC	67,990	6,083,560	(a	)
London Stock Exchange Group PLC	37,426	3,370,453
Prudential PLC	182,578	3,318,614	(a	)
Smith & Nephew PLC	90,577	2,186,596
Smiths Group PLC	110,518	2,138,203
Vodafone Group PLC	1,175,622	2,346,924
		19,444,350
Total Common Stock (Cost $141,932,480)		182,082,713
Short-Term Investments – 2.0%
State Street Institutional Treasury Money Market Fund - Premier Class 1.95%	3,550,022	3,550,022	(c,d	)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92%	204,421	204,421	(c,d	)
Total Short-Term Investments (Cost $3,754,443)		3,754,443
Total Investments (Cost $145,686,923)		185,837,156
Other Assets and Liabilities, net – 0.2%		395,511

NET ASSETS – 100.0%		$186,232,667

The Fund had the following short futures contracts open at September 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
MSCI EAFE Mini Futures	December 2019	2	$(188,866)	$(189,840)	$(974)

Elfun International Equity Fund Schedule of Investments	September 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

ADR	American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun International Equity Fund	Investments in Securities
	Common Stock	$182,082,713	$—	$—	$182,082,713
	Short-Term Investments	3,754,443	—	—	3,754,443

	Total Investments in Securities	$185,837,156	$—	$—	$185,837,156

	Other Financial Instruments
	Short Futures Contracts - Unrealized Depreciation	$(974)	$—	$—	$(974)

The Fund was invested in the following sectors at September 30, 2019 (unaudited):

Sector	Percentage (based on Fair Value)
Pharmaceuticals	10.17%
Diversified Banks	7.74%
Packaged Foods & Meats	6.52%
Aerospace & Defense	4.81%
Life & Health Insurance	4.72%
Building Products	4.33%
Electrical Components & Equipment	4.32%
Personal Products	4.31%
Semiconductor Equipment	4.02%
Integrated Oil & Gas	3.47%
Electronic Equipment & Instruments	3.14%
Healthcare Supplies	2.98%
Application Software	2.67%
Industrial Gases	2.61%
Wireless Telecommunication Services	2.48%
Movies & Entertainment	1.99%
Multi-Line Insurance	1.95%
Automobile Manufacturers	1.90%
Diversified Real Estate Activities	1.83%
Diversified Metals & Mining	1.82%
Financial Exchanges & Data	1.81%
Electronic Components	1.78%
Specialty Chemicals	1.68%
Construction Materials	1.64%
Brewers	1.64%
Property & Casualty Insurance	1.58%
Security & Alarm Services	1.58%
Construction Machinery & Heavy Trucks	1.58%
Industrial Machinery	1.38%
Healthcare Equipment	1.18%
Semiconductors	1.15%
Industrial Conglomerates	1.15%

Elfun International Equity Fund Schedule of Investments	September 30, 2019 (Unaudited)

Sector	Percentage (based on Fair Value)
Asset Management & Custody Banks	1.09%
Education Services	0.51%
Healthcare Services	0.45%

97.98%

Short-Term Investments
Short-Term Investments	2.02%

2.02%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,394,148	$3,394,148	$18,407,063	$18,251,189	—	—	3,550,022	$3,550,022	$41,709
State Street Institutional U.S. Government Money Market Fund - Class G Shares	2,740,984	2,740,984	9,136,292	11,672,855	—	—	204,421	204,421	27,027

TOTAL		$6,135,132	$27,543,355	$29,924,044	$—	$—		$3,754,443	$68,736

Elfun International Equity Fund Note to Schedule of Investments	September 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it. A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, future contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s respective Schedule of Investments.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended September 30, 2019, the Fund entered into futures contracts for cash equitization.

Income Taxes

At September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun International Equity Fund	$147,064,865	$42,915,409	$4,144,092	$38,771,317